UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-3595

Name of Fund:  Merrill Lynch Healthcare Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Healthcare Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


Merrill Lynch Healthcare Fund, Inc.


Schedule of Investments as of July 31, 2006                                                                     (in U.S. dollars)
                                                      Shares
                   Industry                             Held  Common Stocks                                              Value
North America

United             Biotechnology Discovery           199,200  Covance, Inc. (c)(e)                                $    12,700,992
States - 67.6%     Tools & Platform                  380,000  Exelixis, Inc. (c)                                        3,382,000
                   Technologies - 3.9%               175,957  Lexicon Genetics, Inc. (c)                                  775,970
                                                     199,000  Medarex, Inc. (c)                                         1,860,650
                                                                                                                  ---------------
                                                                                                                       18,719,612

                   Biotechnology Products - 7.7%     100,000  Amgen, Inc. (c)                                           6,974,000
                                                      60,000  Biogen Idec, Inc. (c)                                     2,527,200
                                                      41,000  Coley Pharmaceutical Group, Inc. (c)(e)                     446,080
                                                     191,000  Genentech, Inc. (c)(e)                                   15,436,620
                                                      10,000  Gilead Sciences, Inc. (c)                                   614,800
                                                      54,100  Neurometrix, Inc. (c)                                     1,775,562
                                                      16,000  PDL BioPharma, Inc. (c)                                     288,160
                                                      84,000  Progenics Pharmaceuticals, Inc. (c)                       1,844,640
                                                     359,400  Seattle Genetics, Inc. (c)                                1,459,164
                                                     156,000  Vertex Pharmaceuticals, Inc. (c)(e)                       5,229,120
                                                     200,000  Vical, Inc. (c)                                             950,000
                                                                                                                  ---------------
                                                                                                                       37,545,346

                   Health Care Information &         402,000  Cerner Corp. (c)(e)                                      16,272,960
                   Technology - 9.5%                 291,000  Emageon, Inc. (c)                                         4,394,100
                                                   1,400,000  Emdeon Corp. (c)                                         16,842,000
                                                      50,300  Nighthawk Radiology Holdings, Inc. (c)                      999,964
                                                     182,500  WebMD Health Corp. Class A (c)(e)                         7,758,075
                                                                                                                  ---------------
                                                                                                                       46,267,099

                   Managed Health Care -              10,000  Health Net, Inc. (c)                                        419,700
                   Medicare/Medicaid - 0.1%            6,000  WellCare Health Plans, Inc. (c)                             294,360
                                                                                                                  ---------------
                                                                                                                          714,060

                   Managed Health Care -             202,000  UnitedHealth Group, Inc.                                  9,661,660
                   Multi-line - 3.2%                  77,000  WellPoint, Inc. (c)                                       5,736,500
                                                                                                                  ---------------
                                                                                                                       15,398,160

                   Managed Health Care -             355,400  Humana, Inc. (c)                                         19,877,522
                   Regional - 4.1%

                   Medical Devices - 13.7%            37,000  Arthrocare Corp. (c)                                      1,629,480
                                                     249,000  Boston Scientific Corp. (c)                               4,235,490
                                                     131,300  Conor Medsystems, Inc. (c)                                3,637,010
                                                      33,344  DexCom, Inc. (c)                                            396,460
                                                      60,000  ev3, Inc. (c)(e)                                          1,005,600
                                                     142,100  Gen-Probe, Inc. (c)                                       7,382,095
                                                     257,600  HemoSense, Inc. (c)                                       1,210,720
                                                     391,000  Hologic, Inc. (c)(e)                                     17,559,810
                                                      28,000  Intuitive Surgical, Inc. (c)                              2,665,600
                                                      57,000  Medtronic, Inc.                                           2,879,640
                                                     112,049  Northstar Neuroscience, Inc. (c)                          1,490,252
                                                     508,352  SonoSite, Inc. (c)(e)                                    16,409,603
                                                      54,000  St. Jude Medical, Inc. (c)                                1,992,600
                                                      30,000  Thermo Electron Corp. (c)                                 1,110,300
                                                      64,000  Thoratec Corp. (c)                                          883,200
                                                      23,000  Ventana Medical Systems Inc. (c)                          1,072,030
                                                      14,000  Zimmer Holdings, Inc. (c)                                   885,360
                                                                                                                  ---------------
                                                                                                                       66,445,250

                   Pharmaceutical -                  697,000  Abbott Laboratories (e)                                  33,295,690
                   Diversified - 6.9%

                   Pharmaceutical -                  223,500  Forest Laboratories, Inc. (c)                            10,350,285
                   Prescription - 6.3%                40,000  Pfizer, Inc.                                              1,039,600
                                                     400,000  Wyeth                                                    19,388,000
                                                                                                                  ---------------
                                                                                                                       30,777,885

                   Pharmaceutical -                   31,000  Avalon Pharmaceuticals, Inc. (c)                             88,350
                   Specialty - 7.0%                   24,000  Baxter International, Inc.                                1,008,000
                                                     566,000  Celgene Corp. (c)(e)                                     27,105,740
                                                      94,900  Hana Biosciences, Inc. (c)                                  726,934
                                                     300,000  Renovis, Inc. (c)(e)                                      3,795,000
                                                      50,000  Theravance, Inc. (c)                                      1,184,500
                                                                                                                  ---------------
                                                                                                                       33,908,524

                   Pharmacy Benefit                  380,000  Caremark Rx, Inc.                                        20,064,000
                   Managers - 5.2%                    87,000  Medco Health Solutions, Inc. (c)                          5,161,710
                                                                                                                  ---------------
                                                                                                                       25,225,710

                                                              Total Common Stocks in North America - 67.6%            328,174,858



Pacific Basin/Asia

India - 1.3%       Pharmaceutical -                  355,000  Sun Pharmaceuticals Industries Ltd.                       6,225,081
                   Generic - 1.3%

                                                              Total Common Stocks in India                              6,225,081


Japan - 0.9%       Pharmaceutical -                  100,000  Chugai Pharmaceutical Co., Ltd.                           2,066,675
                   Prescription - 0.9%                50,000  Eisai Co., Ltd.                                           2,311,356

                                                              Total Common Stocks in Japan                              4,378,031

                                                              Total Common Stocks in the Pacific Basin/Asia - 2.2%     10,603,112



Western Europe

Austria - 0.4%     Biotechnology Products - 0.4%     114,285  Intercell AG (c)                                          1,844,930

                                                              Total Common Stocks in Austria                            1,844,930


Denmark - 1.6%     Biotechnology Products - 1.6%     235,000  Genmab A/S (c)                                            8,038,104

                                                              Total Common Stocks in Denmark                            8,038,104


France - 6.0%      Pharmaceutical -                  286,000  Sanofi-Aventis                                           27,172,573
                   Prescription - 5.6%

                   Pharmaceutical -                  108,591  Flamel Technologies SA (a)(c)                             1,987,215
                   Specialty - 0.4%

                                                              Total Common Stocks in France                            29,159,788


Germany - 4.0%     Pharmaceutical -                  400,000  Bayer AG                                                 19,688,365
                   Prescription - 4.0%

                                                              Total Common Stocks in Germany                           19,688,365


Sweden - 1.1%      Medical Devices - 1.1%            320,000  Elekta AB                                                 5,207,648

                                                              Total Common Stocks in Sweden                             5,207,648


Switzerland - 9.1% Pharmaceutical -                  439,000  Novartis AG Registered Shares                            24,920,697
                   Prescription - 9.1%               108,000  Roche Holding AG                                         19,208,186

                                                              Total Common Stocks in Switzerland                       44,128,883


United             Pharmaceutical -                  100,000  AstraZeneca Plc                                           6,103,435
Kingdom - 3.0%     Diversified - 1.3%

                   Pharmaceutical -                  301,042  GlaxoSmithKline Plc                                       8,324,182
                   Prescription - 1.7%

                   Pharmaceutical -                   35,386  Ark Therapeutics Group Plc (c)                               51,203
                   Specialty - 0.0%

                                                              Total Common Stocks in the United Kingdom                14,478,820

                                                              Total Common Stocks in Western Europe - 25.2%           122,546,538

                                                              Total Common Stocks (Cost - $368,301,665) - 95.0%       461,324,508


                                                  Beneficial
                                                    Interest  Short-Term Securities
                                               $  12,936,829  Merrill Lynch Liquidity Series, LLC
                                                              Cash Sweep Series I, 5.07% (b)(f)                        12,936,829
                                                  85,000,800  Merrill Lynch Liquidity Series, LLC
                                                              Money Market Series, 5.33% (b)(d)(f)                     85,000,800

                                                              Total Short-Term Securities
                                                              (Cost - $97,937,629) - 20.2%                             97,937,629

                                                              Total Investments (Cost - $466,239,294*) - 115.2%       559,262,137
                                                              Liabilities in Excess of Other Assets - (15.2%)        (73,723,883)
                                                                                                                  ---------------
                                                              Net Assets - 100.0%                                 $   485,538,254
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $    467,628,916
                                                   ================
    Gross unrealized appreciation                  $    100,531,192
    Gross unrealized depreciation                       (8,897,971)
                                                   ----------------
    Net unrealized appreciation                    $     91,633,221
                                                   ================


(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                   $   (958,790)     $  119,111
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                   $  20,707,150     $   50,651


(c) Non-income producing security.

(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Represents the current yield as of July 31, 2006.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Forward foreign exchange contract as of July 31, 2006 were as follows:


                                Settlement             Unrealized
    Foreign Currency Sold          Date               Depreciation

    GBP 11,637                 August 2006            $     (15)
                                                      ----------
    Total Unrealized Depreciation on
    Forward Foreign Exchange Contracts - Net
    (USD Commitment - $21,714)                        $     (15)
                                                      ==========

o   Currency Abbreviations:

    GBP   British Pound
    USD   U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Healthcare Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Healthcare Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Healthcare Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Healthcare Fund, Inc.


Date:  September 20, 2006